Related parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties
The total amount of the remuneration paid in local currency to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2020	2019	2018
Total remuneration	1,048	1,101	1,035
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2020	2019	2018
Total fixed remuneration	2,165	1,579	1,231
of which
Cost of pension	18	80	39
Other benefits	143	81	75

Total variable remuneration	1,029	2,424	1,153
of which
Share-based payments	69	1,403	299
The remuneration of the CEO can be summarized as follows:

(2020 & 2019 in thousands of EUR, 2018 in thousands of GBP)	2020	2019	2018
Total fixed remuneration	624	5,754	537
of which
Cost of pension	—	7.4	—
Other benefits	—	26	40

Total variable remuneration	424	786	1,866
of which
Share-based payments	54	786	118
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of end for the year ended December 31, 2019
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	227	—	23,215	390	—
TI Asia Ltd	90	—	—	390	12,600
Bari Shipholding Ltd	265	211	18,390	13	—
Bastia Shipholding Ltd	301	96	18,773	25	—
Tankers Agencies (UK) Ltd	—	132	—	—	—
Total	883	439	60,379	818	12,600

As of end for the year ended December 31, 2020
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	440	—	16,665	398	—
TI Asia Ltd	472	—	—	398	5,550
Bari Shipholding Ltd	283	52	19,271	342	—
Bastia Shipholding Ltd	17	1	—	326	1,590
Tankers Agencies (UK) Ltd	19	135	—	—	—
Total	1,231	188	35,936	1,464	7,534